PRUDENTIAL'S GROUP VARIABLE UNIVERSAL LIFE INSURANCE

                        Supplement dated October 22, 2001
                                       To
                         Prospectuses dated May 1, 2001


Group Variable Universal Life Prospectus

Any and all references to both the Strong Discovery Fund II and Strong International Stock Fund II are hereby deleted from the prospectus.

The first sentence under the section titled "The Prudential Variable Contract Account GI-2" on the second page of the Prospectus is hereby deleted and replaced with the following:

          The Prudential Variable Contract Account GI-2 (called the "Separate Account") has 123 variable investment options.

The fourth sentence of the first full paragraph on Page 9 is hereby deleted and replaced with the following:

          There are currently 123 Subaccounts within the Separate Account, each of which invests in a corresponding Fund.


Group Variable Universal Life Prospectus
For Employees of Morgan Guaranty Trust Company of NY

The fourth sentence of the first full paragraph on Page 13 is hereby deleted and replaced with the following:

          There are currently 123 Subaccounts within the Separate Account, each of which invests in a corresponding Fund.


AICPA Group Variable Universal Life Insurance Prospectus

The fourth sentence of the first full paragraph on Page 14 is hereby deleted and replaced with the following:

          There are currently 123 Subaccounts within the Separate Account, each of which invests in a corresponding Fund.